Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
March 31, 2024 (Unaudited)

††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Principal Value
U.S. Treasury Bills – 98.4%
U.S. Treasury Bill, 5.38%, 4/16/2024(a)(b) ...................................... $ 28,200,000 $ 28,138,142
U.S. Treasury Bill, 5.40%, 4/30/2024(a) ........................................ 1,500,000 1,493,653
U.S. Treasury Bill, 5.41%, 6/25/2024(a)(b) ...................................... 34,000,000 33,585,231
Total U.S. Treasury Bills (Cost $63,214,127) ........................................ 63,217,026
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $4,075, Expires 4/19/24 ............... 31 12,632,500 2,790
S&P 500 Index, May Strike Price $4,280, Expires 5/17/24 ............... 30 12,840,000 9,900
12,690
Total Purchased Options (Cost $79,897) ............................................. 12,690
Total Investments – 98.4%
(Cost $63,294,024) ............................................................ $ 63,229,716
Other Assets in Excess of Liabilities – 1.6% ........................................... 1,035,455
Net Assets – 100.0% ............................................................ $ 64,265,171
Number of
Contracts Notional Amount
Written Options – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, April Strike Price $3,840, Expires 4/19/24 ............... (31) $ (11,904,000) $ (1,860)
S&P 500 Index, May Strike Price $4,025, Expires 5/17/24 ............... (30) (12,075,000) (6,825)
(8,685)
Total Written Options (Premiums Received $49,933) .................................... $ (8,685)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $26,900,479 have been pledged as collateral for options as of March 31, 2024.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 98.4%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 98.4%
Other Assets in Excess of Liabilities .................................................................. 1.6%
Net Assets ..................................................................................... 100.0%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

At March 31, 2024, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX.NA.HY.42 06/20/2029 Buy
(3)
5.00%
Morgan
Stanley Capital
Services 10,000,000 $ (720,818) $ (689,722) $ (31,096)
(1)
Payments received quarterly.
(2)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
At March 31, 2024, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $ High Yield
Corporate Bond ETF 3/17/2025 5.33%(c)
Morgan Stanley Capital
Services LLC (63,433,697) $ 449,307
Morgan Stanley Custom Junk
Index* 2/14/2025 5.08%(c)
Morgan Stanley Capital
Services LLC 16,537,496 (912,217)
Morgan Stanley Custom Quality
Index* 2/14/2025 5.68%(c)
Morgan Stanley Capital
Services LLC (19,431,166) 481,623
$ 18,713
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Junk Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
AT&T Inc ...................................................... (12,454) $ (11,443) 1.25%
Cable One Inc .................................................. (392) (8,663) 0.95%
Charter Communications Inc, Class A ............................... (611) (9,263) 1.01%
Frontier Communications Parent Inc ................................ (7,324) (9,368) 1.03%
Nexstar Media Group Inc, Class A .................................. (1,012) (9,100) 1.00%
Paramount Global, Class B ........................................ (14,944) (9,183) 1.01%
Verizon Communications Inc ...................................... (5,821) (12,752) 1.40%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Communication Services (continued)
Warner Bros Discovery Inc ........................................ (20,236) $ (9,223) 1.01%
ZoomInfo Technologies Inc, Class A ................................. (10,342) (8,655) 0.95%
(87,650)
Consumer Discretionary
ADT Inc ....................................................... (26,418) (9,268) 1.02%
Advance Auto Parts Inc ........................................... (2,427) (10,781) 1.18%
Caesars Entertainment Inc ........................................ (4,311) (9,843) 1.08%
Carnival Corp .................................................. (10,567) (9,015) 0.99%
Gap, Inc. (The) ................................................. (7,824) (11,253) 1.23%
Hanesbrands Inc ................................................ (28,679) (8,684) 0.95%
Kohl's Corp .................................................... (6,666) (10,144) 1.11%
Lithia Motors Inc, Class A ......................................... (526) (8,264) 0.91%
Macy's Inc ..................................................... (8,187) (8,544) 0.94%
Marriott Vacations Worldwide Corp .................................. (1,663) (9,352) 1.02%
MGM Resorts International ........................................ (3,907) (9,629) 1.05%
Newell Brands Inc ............................................... (20,217) (8,475) 0.93%
Nordstrom Inc .................................................. (4,486) (4,747) 0.52%
Norwegian Cruise Line Holdings Ltd ................................. (10,153) (11,094) 1.22%
Peloton Interactive Inc, Class A .................................... (38,281) (8,564) 0.94%
Penn Entertainment Inc ........................................... (9,375) (8,913) 0.98%
Petco Health & Wellness Co Inc, Class A ............................. (74,693) (8,891) 0.97%
Royal Caribbean Cruises Ltd ...................................... (1,321) (9,589) 1.05%
Sabre Corp .................................................... (35,246) (4,453) 0.49%
Travel + Leisure Co .............................................. (3,905) (9,982) 1.09%
VF Corp ....................................................... (8,862) (7,097) 0.78%
Victoria's Secret & Co ............................................ (9,017) (9,123) 1.00%
Wayfair Inc, Class A ............................................. (1,772) (6,279) 0.69%
(201,984)
Consumer Staples
Darling Ingredients Inc ........................................... (3,866) (9,388) 1.03%
Dollar General Corp ............................................. (1,154) (9,399) 1.03%
Walgreens Boots Alliance Inc ...................................... (8,221) (9,310) 1.02%
(28,097)
Energy
Apa Corp. ..................................................... (5,287) (9,489) 1.04%
Kosmos Energy Ltd .............................................. (18,917) (5,886) 0.64%
PBF Energy Inc, Class A .......................................... (3,083) (9,265) 1.02%
(24,640)
Health Care
DaVita Inc ..................................................... (1,381) (9,952) 1.09%
Elanco Animal Health Inc ......................................... (10,520) (8,941) 0.98%
Exact Sciences Corp ............................................. (2,866) (10,332) 1.13%
Fortrea Holdings Inc ............................................. (4,591) (9,621) 1.05%
ICU Medical Inc ................................................. (1,686) (9,447) 1.04%
Integra LifeSciences Holdings ..................................... (3,241) (5,998) 0.66%
Jazz Pharmaceuticals PLC ........................................ (1,368) (8,599) 0.94%
Maravai LifeSciences Holdings Inc, Class A ........................... (30,025) (13,591) 1.49%
Novocure Ltd ................................................... (11,829) (9,653) 1.06%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Health Care (continued)
Organon & Co .................................................. (9,047) $ (8,879) 0.97%
Pediatrix Medical Group Inc ....................................... (7,431) (3,891) 0.43%
Perrigo Co PLC ................................................. (5,445) (9,151) 1.00%
QuidelOrtho Corp ............................................... (3,601) (9,012) 0.99%
R1 RCM Inc .................................................... (14,813) (9,961) 1.09%
Sotera Health Co ................................................ (11,389) (7,141) 0.78%
Teladoc Health Inc ............................................... (10,937) (8,622) 0.95%
Tenet Healthcare Corp ........................................... (1,826) (10,021) 1.10%
Ultragenyx Pharmaceutical Inc ..................................... (2,475) (6,033) 0.66%
Viatris Inc ...................................................... (14,308) (8,919) 0.98%
(167,764)
Industrials
Air Lease Corp, Class A .......................................... (3,716) (9,979) 1.10%
Alaska Air Group Inc ............................................. (4,444) (9,974) 1.09%
American Airlines Group Inc ....................................... (12,095) (9,693) 1.06%
Avis Budget Group Inc ........................................... (1,536) (9,817) 1.08%
Concentrix Corp ................................................ (2,723) (9,414) 1.03%
Delta Air Lines Inc ............................................... (4,292) (10,725) 1.18%
Driven Brands Holdings Inc ....................................... (12,153) (10,019) 1.10%
Hertz Global Holdings Inc ......................................... (21,817) (8,919) 0.98%
JetBlue Airways Corp ............................................ (20,531) (7,953) 0.87%
MasTec Inc .................................................... (2,265) (11,026) 1.21%
Ryder System Inc ............................................... (1,514) (9,500) 1.04%
Sensata Technologies Holding PLC ................................. (4,835) (9,275) 1.02%
Southwest Airlines Co ............................................ (6,061) (9,236) 1.01%
Spirit AeroSystems Holdings Inc, Class A ............................. (5,239) (9,866) 1.08%
Sunrun Inc ..................................................... (16,721) (11,506) 1.26%
United Airlines Holdings Inc ....................................... (3,916) (9,790) 1.07%
Vestis Corp .................................................... (4,296) (4,322) 0.47%
WESCO International Inc ......................................... (1,118) (10,001) 1.10%
(171,015)
Information Technology
Avnet Inc ...................................................... (2,555) (6,613) 0.72%
BILL Holdings Inc ............................................... (2,614) (9,379) 1.03%
Coherent Corp .................................................. (2,834) (8,969) 0.98%
DXC Technology Co ............................................. (8,012) (8,872) 0.97%
Kyndryl Holdings Inc ............................................. (7,646) (8,686) 0.95%
Lumentum Holdings Inc .......................................... (3,631) (8,975) 0.98%
MKS Instruments Inc ............................................. (1,364) (9,473) 1.04%
NCR Voyix Corp ................................................ (13,402) (8,837) 0.97%
RingCentral Inc, Class A .......................................... (5,112) (9,272) 1.02%
Unity Software Inc ............................................... (6,339) (8,836) 0.97%
Viasat Inc ...................................................... (9,455) (8,930) 0.98%
Western Digital Corp. ............................................ (1,328) (4,730) 0.52%
Wolfspeed Inc .................................................. (6,341) (9,766) 1.07%
Xerox Holdings Corp ............................................. (8,872) (8,291) 0.91%
(119,629)

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Materials
Albemarle Corp. ................................................ (1,468) $ (10,095) 1.11%
Alcoa Corp ..................................................... (5,911) (10,427) 1.14%
Berry Global Group Inc ........................................... (2,828) (8,929) 0.98%
Celanese Corp, Class A .......................................... (1,097) (9,846) 1.08%
Chemours Co. (The) ............................................. (6,093) (8,354) 0.92%
FMC Corp ..................................................... (3,178) (10,568) 1.16%
Mosaic Co. (The) ................................................ (5,523) (9,359) 1.03%
O-I Glass Inc, Class I ............................................ (6,940) (6,011) 0.66%
Scotts Miracle-Gro Co/The ........................................ (2,646) (10,302) 1.13%
Sealed Air Corp ................................................. (4,578) (8,892) 0.97%
Silgan Holdings Inc .............................................. (3,715) (9,417) 1.03%
Sylvamo Corp .................................................. (2,866) (9,238) 1.01%
(111,438)
Total ....................................................................... $ (912,217) 100.00%
* The following table shows the individual positions and related Unrealized Appreciation/(Depreciation) of the securities within the Morgan Stanley Custom Quality Index basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Interpublic Group of Cos Inc/T ..................................... 5,999 $ 4,727 0.98%
Match Group, Inc. ............................................... 5,792 5,074 1.06%
Omnicom Group Inc ............................................. 2,106 4,922 1.02%
Sirius XM Holdings Inc ........................................... 47,978 4,496 0.93%
19,219
Consumer Discretionary
AutoZone Inc ................................................... 62 4,733 0.98%
Birkenstock Holding Plc .......................................... 4,126 4,708 0.98%
Deckers Outdoor Corp ........................................... 214 4,855 1.01%
Domino's Pizza Inc .............................................. 440 5,284 1.10%
Grand Canyon Education Inc ...................................... 1,464 4,817 1.00%
Home Depot, Inc. (The) ........................................... 521 4,823 1.00%
LKQ Corp ..................................................... 3,772 4,866 1.01%
Lululemon Athletica, Inc. .......................................... 418 3,943 0.82%
NVR Inc ....................................................... 26 5,024 1.04%
O'Reilly Automotive Inc ........................................... 175 4,759 0.99%
Pool Corp ..................................................... 487 4,742 0.98%
TopBuild Corp .................................................. 474 5,047 1.05%
Yum! Brands Inc ................................................ 1,420 4,754 0.99%
62,355
Consumer Staples
Church & Dwight Co Inc .......................................... 1,862 4,691 0.97%
General Mills Inc ................................................ 2,911 4,918 1.02%
Hershey Co/The ................................................ 1,004 4,716 0.98%
Kenvue Inc .................................................... 9,553 4,951 1.03%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Staples (continued)
Kraft Heinz Co/The .............................................. 5,654 $ 5,038 1.04%
Philip Morris International Inc ...................................... 2,061 4,560 0.95%
Procter & Gamble Co/The ......................................... 1,204 4,718 0.98%
33,592
Energy
Antero Midstream Corp ........................................... 14,544 4,938 1.03%
Cheniere Energy Inc ............................................. 1,205 4,692 0.97%
HF Sinclair Corp ................................................ 3,275 4,774 0.99%
Texas Pacific Land Corp. ......................................... 350 4,887 1.02%
19,291
Financials
Aon PLC, Class A ............................................... 609 4,909 1.02%
Arthur J Gallagher & Co .......................................... 768 4,635 0.96%
Brown & Brown Inc .............................................. 2,288 4,836 1.00%
Cboe Global Markets Inc .......................................... 1,059 4,698 0.98%
Corpay Inc ..................................................... 657 4,897 1.02%
Fiserv Inc ...................................................... 1,299 5,012 1.04%
Intercontinental Exchange Inc ...................................... 1,443 4,790 1.00%
Marsh & McLennan Cos., Inc. ...................................... 942 4,684 0.97%
Nasdaq Inc .................................................... 3,256 4,962 1.03%
43,423
Health Care
AbbVie Inc ..................................................... 1,092 4,804 1.00%
Avantor Inc .................................................... 7,748 4,784 0.99%
Chemed Corp .................................................. 300 4,656 0.97%
Cigna Group/The ................................................ 552 4,841 1.01%
CVS Health Corp ................................................ 2,510 4,836 1.00%
Elevance Health Inc ............................................. 379 4,742 0.98%
IDEXX Laboratories, Inc. .......................................... 367 4,782 0.99%
Mettler-Toledo International Inc ..................................... 147 4,717 0.98%
Molina Healthcare Inc ............................................ 480 4,766 0.99%
ResMed, Inc. ................................................... 1,022 4,890 1.02%
Stryker Corp. ................................................... 552 4,768 0.99%
UnitedHealth Group Inc ........................................... 396 4,730 0.98%
57,316
Industrials
Allegion plc .................................................... 1,490 4,848 1.01%
AMETEK Inc ................................................... 1,070 4,728 0.98%
Broadridge Financial Solutions Inc .................................. 971 4,802 1.00%
CACI International Inc, Class A ..................................... 521 4,770 0.99%
Cintas Corp .................................................... 310 5,139 1.07%
Core & Main Inc, Class A ......................................... 3,816 5,276 1.09%
Dover Corp. .................................................... 1,107 4,737 0.98%
IDEX Corp ..................................................... 810 4,772 0.99%
Illinois Tool Works Inc ............................................ 728 4,717 0.98%
Masco Corp. ................................................... 2,620 4,991 1.04%
Nordson Corp .................................................. 738 4,895 1.02%
Nvent Electric PLC .............................................. 2,777 5,057 1.05%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials (continued)
Paychex Inc .................................................... 1,616 $ 4,791 0.99%
Pentair PLC .................................................... 2,410 4,972 1.03%
Rockwell Automation Inc .......................................... 692 4,867 1.01%
Rollins Inc ..................................................... 4,192 4,684 0.97%
Veralto Corp ................................................... 2,246 4,810 1.00%
Verisk Analytics Inc, Class A ....................................... 829 4,717 0.98%
87,573
Information Technology
Accenture PLC, Class A .......................................... 519 4,342 0.90%
Adobe Inc ..................................................... 395 4,808 1.00%
Amphenol Corp, Class A .......................................... 1,778 4,952 1.03%
Broadcom Inc .................................................. 157 5,034 1.05%
Cisco Systems Inc ............................................... 3,971 4,786 0.99%
Cognizant Technology Solutions Corp, Class A ........................ 2,579 4,565 0.95%
Crane NXT Co .................................................. 3,199 4,781 0.99%
Intuit Inc ....................................................... 311 4,876 1.01%
Manhattan Associates, Inc. ........................................ 787 4,754 0.99%
Microsoft Corp .................................................. 467 4,741 0.98%
Motorola Solutions, Inc. ........................................... 565 4,840 1.01%
NetApp Inc ..................................................... 1,899 4,813 1.00%
Oracle Corp .................................................... 1,548 4,695 0.98%
Trimble Inc ..................................................... 3,131 4,866 1.01%
Tyler Technologies Inc ............................................ 467 4,791 0.99%
71,644
Materials
Amcor PLC .................................................... 20,497 4,707 0.98%
Avery Dennison Corp ............................................ 901 4,857 1.01%
Ecolab Inc ..................................................... 857 4,780 0.99%
Element Solutions Inc ............................................ 8,059 4,862 1.01%
Reliance Steel & Aluminum Co ..................................... 606 4,891 1.01%
Sherwin-Williams Co/The ......................................... 581 4,870 1.01%
28,967
Real Estate
Agree Realty Corp ............................................... 3,431 4,733 0.98%
CubeSmart .................................................... 4,542 4,960 1.03%
EastGroup Properties Inc ......................................... 1,103 4,787 0.99%
Equity Residential ............................................... 3,083 4,698 0.98%
Extra Space Storage Inc .......................................... 1,395 4,951 1.03%
First Industrial Realty Trust Inc ..................................... 3,724 4,725 0.98%
National Storage Affiliates Trust .................................... 5,369 5,078 1.05%
33,932
Utilities
Alliant Energy Corp .............................................. 4,016 4,887 1.02%
Edison International ............................................. 2,824 4,824 1.00%
Essential Utilities Inc ............................................. 5,398 4,829 1.00%
NRG Energy Inc ................................................ 3,039 4,969 1.03%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Utilities (continued)
OGE Energy Corp ............................................... 5,797 $ 4,802 1.00%
24,311
Total ....................................................................... $ 481,623 100.00%